Equity	12 Months Ended
Dec. 31, 2020
Disclosure Of Equity [Abstract]
Disclosure of Equity [text block]

Note 26     Equity

26.1 Share capital and Share premium

Issued share capital	2020	2019
Common stock (amounts in US$ ‘000)	61	59
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	61,029,772	59,167,584
Total common shares in issue	61,029,772	59,167,584

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below.

26.1.1 Common shares

As of December 31, 2020, the outstanding common shares confer the following rights on the holder:

•	the right to one vote per share
•	ranking pari passu, the right to any dividend declared and payable on common shares

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2018			60.5	60
Stock awards	Jan 2019	1.5	62.0	62
Buyback program	Mar 2019	(0.7)	61.3	61
Buyback program	Jun 2019	(2.3)	59.0	59
Stock awards	Jul 2019	1.5	60.5	60
Buyback program	Sep 2019	(1.2)	59.3	59
Buyback program	Dec 2019	(0.1)	59.2	59
Shares outstanding at the end of 2019			59.2	59
Stock awards	Jan 2020	1.5	60.7	61
Stock awards	Mar 2020	0.2	60.9	61
Buyback program	Mar 2020	(0.3)	60.6	61
Stock awards	Nov 2020	0.5	61.1	61
Buyback program	Nov 2020	(0.1)	61.0	61
Shares outstanding at the end of 2020			61.0	61

26.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2020, the Company issued 60,204  (29,220 in 2019 and 33,145 in 2018) shares to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 665,000 (US$ 499,000 in 2019 and US$ 449,000 in 2018). The amount of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

On November 12, 2020, 499,614 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”) to be assigned to certain employees as part of their 2019 bonus compensation, generating a share capital and share premium of US$ 1,000 and US$ 4,351,000, respectively.

On January 2, 2020 and 2019 (50% each year, as set up in the plan), the vested Value Creation Plan (“VCP”) awards, representing 2,976,781 common shares, was issued to key management (including 878,150 common shares issued to Directors involved in the performance of the Company), generating a share premium of US$ 4,668,000  (50% each year).

On July 8, 2019, 1,484,847 common shares were allotted to the trustee of the EBT to be assigned to employees since the 2016 and 2018 Plans vested, generating a share premium of US$ 4,311,000.

26.1.3 Buyback Program

On December 20, 2018, the Company’s Board of Directors approved a program to repurchase up to 10% of its shares outstanding or approximately 6,063,000 shares. The repurchase program begun on December 21, 2018 and expired on December 31, 2019. During 2019, the Company purchased 4,318,320 common shares (145,917 in 2018) for a total amount of US$ 71,272,000 (US$ 1,801,000 in 2018). These transactions had no impact on the Group’s results.

On February 10, 2020, the Company’s Board of Directors approved another program to repurchase up to 10% of its shares outstanding or approximately 5,930,000 shares. The repurchase program begun on February 11, 2020 and was suspended in April 2020 as part of the revised work program for 2020 because of the situation described in Note 1.2. During 2020, the Company purchased 316,445 common shares for a total amount of US$ 3,071,000. These transactions had no impact on the Group’s results.

Finally, on November 4, 2020, the Company’s Board of Directors approved a new program to repurchase up to 10% of its shares outstanding or approximately 6,062,000 shares. The repurchase program begun on November 5, 2020 and will expire on November 15, 2021. During 2020, the Company purchased 101,986 common shares for a total amount of US$ 938,000. These transactions had no impact on the Group´s results.

26.2 Cash distributions

On November 6, 2019, the Company’s Board of Directors declared the initiation of a quarterly cash distribution of US$ 0.0413 per share. Consequently, on December 10, 2019 and April 8, 2020, US$ 2,444,000 and US$ 2,343,000 were distributed to shareholders, respectively. These distributions are deducted from Other Reserve. The quarterly cash distributions were temporary suspended from April 2020 as part of the revised work program for 2020 because of the situation described in Note 1.1.

On November 4, 2020, the Company’s Board of Directors declared an extraordinary cash distribution of US$ 0.0206 per share for 2020 and a quarterly cash distribution of US$ 0.0206 per share. Consequently, on December 9, 2020, US$ 2,516,000 were distributed to shareholders of record at the close of business on November 20, 2020. This distribution is deducted from Other Reserve.

26.3 Stock distribution

On February 10, 2020, the Company’s Board of Directors declared a special stock distribution of 0.004 shares per share. Consequently, on March 11, 2020, 242,650 common shares were distributed to the shareholders of record at the close of business on February 25, 2020.